Schedule of movement of provision for allowance for inventories (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Balance at beginning of the year	$ 598,000	$ 318,000
Provision for the year	70,000	280,000
Balance at end of the year	$ 668,000	$ 598,000